Earnings per share (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share:

	Year ended March 31,
	2020	2019	2018
Numerator:
Profit after tax	$116,769	$105,433	$86,436
Denominator:
Basic weighted average ordinary shares outstanding	49,726,636	50,139,389	50,388,440
Dilutive impact of equivalent share-based options and RSUs	2,310,304	2,138,724	2,527,160
Diluted weighted average ordinary shares outstanding	52,036,940	52,278,113	52,915,600